Share Capital and Reserves (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [abstract]
Outstanding at December 31, 2018 | shares	9,251,640	8,187,939
Exercised | shares	(2,415,666)	(2,448,916)
Granted | shares	2,799,256	3,465,140
Expired | shares	(292,934)	(105,612)
Cancelled | shares	(25,000)
Replacement Option issued | shares		153,089
Outstanding at December 31, 2018 | shares	9,317,296	9,251,640
Weighted average exercise price outstanding at December 31, 2018 | $	$ 1.43	$ 0.98
Exercised | $	0.87	0.92
Granted | $	2.1	2.15
Expired | $	2.12	2.57
Cancelled | $	2.11
Replacement Option issued | $		1.67
Weighted average exercise price outstanding at December 31, 2018 | $	$ 1.75	$ 1.43